Financing receivables - Changes in total allowance for credit losses (Parenthetical) (Detail) ¥ in Millions	3 Months Ended
Jun. 30, 2021 JPY (¥)
Subsidiaries [Member] | Loans with the client [Member] | US | Subprime Borkerage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for losses	¥ 9,289